Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares		6 Months Ended
	Jun. 17, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Jun. 24, 2020	Dec. 11, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value		$ 0.0001		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		500,000,000		500,000,000		500,000,000
Ordinary shares, shares issued		5,800,000		5,800,000	5,166,667	15,500,000
Ordinary shares, shares outstanding		5,800,000		5,800,000	5,166,667
Reverse split, description	1-for-3 shares	1-for-3 shares reverse split	1-for-3 shares reverse split